Provision for Income Taxes - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Percentage of taxable income	80.00%
Expirable [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 25.0
Not Expirable [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	388.1
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	413.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 169.2